Provisions - Current and non-current provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of other provisions [line items]
Current	£ 260	£ 348	£ 316	£ 273	£ 273
Non-current	1,967	2,306	1,883	£ 1,779	£ 1,779
Other provisions	2,227	2,654	2,199
Additions	146	589
Environmental
Disclosure of other provisions [line items]
Other provisions	1,700	2,071	£ 1,639
Additions	£ 26	£ 437
Real discount rate		0.50%
Environmental | Exceptional items
Disclosure of other provisions [line items]
Additions		£ 402
Environmental | Exceptional items, impact of change in the real discount rate
Disclosure of other provisions [line items]
Additions		£ 76